Notes Payable (Details) - Schedule of notes payable consists - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Balance					$ 146,341
Fair Value Measurement Adjustments					12,106
Gain on Extinguishments					(80)
Net Carrying Value					158,367
Gain on Extinguishments					$ (111)
March 1, 2021 Notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date		March 1, 2022	March 1, 2022	[1]
Contractual Interest Rates		14.00%	14.00%	[1]
Unpaid Balance	[1]		$ 55,000
Fair Value Measurement Adjustments		$ (1,695)	7,692	[1]
Gain on Extinguishments	[1]		(5,997)
Net Carrying Value		$ 56,695	$ 56,695	[1]
August 26, 2021 Notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date		March 1, 2022	March 1, 2022	[1]
Contractual Interest Rates		14.00%	14.00%	[1]
Unpaid Balance	[1]		$ 30,000
Fair Value Measurement Adjustments		$ (924)	1,011	[1]
Gain on Extinguishments	[1]		(87)
Net Carrying Value		$ 30,924	$ 30,924	[1]
June 9, 2021 Note 1 and Note 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date	[2]		December 9, 2022
Contractual Interest Rates	[2]
Unpaid Balance	[2]		$ 40,000
Fair Value Measurement Adjustments	[2]		8,503
Gain on Extinguishments	[2]		(9,522)
Net Carrying Value	[2]		$ 38,981
August 10, 2021 Optional Notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date	[2]		February 10, 2023
Contractual Interest Rates	[2]		15.00%
Unpaid Balance	[2]		$ 33,917
Fair Value Measurement Adjustments	[2]		12,283
Gain on Extinguishments	[2]		(11,518)
Net Carrying Value	[2]		$ 34,682
Notes payable – China various other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date	[3]		Due on demand		Due on Demand
Contractual Interest Rates	[3]				9.00%
Unpaid Balance	[3]		$ 5,458		$ 3,677
Fair Value Measurement Adjustments	[3]
Gain on Extinguishments	[3]				(18)
Net Carrying Value	[3]		$ 5,458		$ 3,659
Notes payable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date	[4]		April 17, 2022
Contractual Interest Rates	[4]		1.00%
Unpaid Balance	[4]		$ 193
Fair Value Measurement Adjustments	[4]
Gain on Extinguishments	[4]
Net Carrying Value	[4]		$ 193
Auto loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date		October 26, 2026	Various
Contractual Interest Rates		7%	Various
Unpaid Balance		$ 106	$ 121
Fair Value Measurement Adjustments
Gain on Extinguishments
Net Carrying Value		106	121
Interest Expenses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid Balance		56,207	164,689
Fair Value Measurement Adjustments		9,039	29,489
Gain on Extinguishments			(27,124)
Net Carrying Value		$ 51,958	$ 167,054
Note payable One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date	[5]				Contingent
Contractual Interest Rates	[5]				12.00%
Unpaid Balance	[5]				$ 57,293
Fair Value Measurement Adjustments	[5]
Gain on Extinguishments	[5]
Net Carrying Value	[5]				$ 57,293
Notes payable – NPA tranche [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date	[6]				October 6, 2021
Contractual Interest Rates	[6]				10.00%
Unpaid Balance	[6]				$ 17,637
Fair Value Measurement Adjustments	[6]				3,422
Gain on Extinguishments	[6]
Net Carrying Value	[6]				$ 21,059
Notes payable Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date	[7]				June 30, 2021
Contractual Interest Rates	[7]				12.00%
Unpaid Balance	[7]				$ 19,100
Fair Value Measurement Adjustments	[7]
Gain on Extinguishments	[7]
Net Carrying Value	[7]				$ 19,100
Notes payable – China various other Two [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date		Due on Demand			Various Dates 2021	[3]
Contractual Interest Rates		0.00%			6.00%	[3]
Unpaid Balance		$ 4,902			$ 4,869	[3]
Fair Value Measurement Adjustments	[3]
Gain on Extinguishments	[3]				(62)
Net Carrying Value		$ 4,902			$ 4,807	[3]
Notes payable – China various other Three [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date	[3]				Due on Demand
Contractual Interest Rates	[3]
Unpaid Balance	[3]				$ 4,597
Fair Value Measurement Adjustments	[3]
Gain on Extinguishments	[3]
Net Carrying Value	[3]				$ 4,597
Notes payable Five [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date	[8]				March 9, 2021
Contractual Interest Rates	[8]
Unpaid Balance	[8]				$ 15,000
Fair Value Measurement Adjustments	[8]				2,712
Gain on Extinguishments	[8]
Net Carrying Value	[8]				$ 17,712
Notes payable Six [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date	[9]				October 6, 2021
Contractual Interest Rates	[9]				12.75%
Unpaid Balance	[9]				$ 15,000
Fair Value Measurement Adjustments	[9]				5,972
Gain on Extinguishments	[9]
Net Carrying Value	[9]				$ 20,972
Notes payable Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual Maturity Date	[4]				April 17, 2022
Contractual Interest Rates	[4]				1.00%
Unpaid Balance	[4]				$ 9,168
Fair Value Measurement Adjustments	[4]
Gain on Extinguishments	[4]
Net Carrying Value	[4]				$ 9,168

[1]	On March 1, 2021, the Company amended the NPA to permit the issuance of additional notes payable with principal amounts up to $85,000. On the same day, the Company entered into notes payable agreements with Ares for an aggregate principal of $55,000, receiving net proceeds of $51,510, inclusive of a 4.00% original issue discount and $90 of debt issuance costs paid directly by the lender. The notes payable are collateralized by a first lien on virtually all tangible and intangible assets of the Company and bear interest at 14% per annum. The notes payable mature on March 1, 2022.
[2]	On June 9, 2021, the Company amended the NPA to permit the issuance of two notes payable, each with a principal value of $20,000 (“June 2021 Notes”), to a US-based investment firm. The Company received net proceeds of $35,603 as part of the June 2021 Notes inclusive of $4,200 of original issuance discount and $197 of debt issuance costs paid by the lender. The June 2021 Notes are subordinate to the notes payable issued to Ares on March 1, 2021 and August 26, 2021 (see (1) above) and senior in priority to the notes payable issued under the NPA prior to September 9, 2020. The June 2021 Notes mature on December 9, 2022, and do not bear interest unless extended beyond its maturity date by the US-based investment firm, in which case, the June 2021 Notes will bear interest at 10% per annum starting upon their original maturity. Each of the June 2021 Notes are subject to an original issue discount of 8% and 13%, respectively. One of the June 2021 Notes with a principal amount of $20,000 contains a conversion premium that, within a year of a Qualified SPAC Merger, the then outstanding principal and accrued interest of the notes playable plus a 30% premium may convert into Class A Common Stock of the Company, at the election of the US-based investment firm.
[3]	The Company issued notes with various third parties through its operations in China.
[4]	On April 17, 2020, the Company received loan proceeds from East West Bank of $9,168 under the Paycheck Protection Program (“PPP”). The PPP was established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) and provided for loans to qualifying businesses. The loans and accrued interest are forgivable so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent, and utilities, as described in the CARES Act. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the later of the first six months or when the amount of the loan forgiveness is determined. The Company used the proceeds for purposes consistent with the PPP requirements. The note matured on April 17, 2022, had no covenants, and was unsecured.
[5]	In January 2019, upon extinguishment of a portion of the Faraday and Future (HK) Limited related party notes payable, the Company borrowed $54,179 through notes payable from a Chinese lender. The notes payable originally matured on December 31, 2020, bore interest of 12.00% per annum, had no covenants, and were unsecured.
[6]	The Company issued 10% interest notes with various third parties through the NPA. Notes payable issued under the NPA are collateralized by virtually all tangible and intangible assets of the Company. Upon both a preferred stock offering and prepayment notice by the holder or the maturity date of the notes payable, the holder of the notes payable may elect to convert all of the outstanding principal and accrued interest of the notes payable plus a 20% premium into shares of preferred stock of the Company issued in a preferred stock offering. The Company elected the fair value option for these notes payable. See Note 8, Fair Value of Financial Instruments. On October 9, 2020, the Company entered into the Second A&R NPA with Birch Lake and the lender, which extended the maturity dates of all NPA notes to the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default, as defined in the NPA, as amended.
[7]	The Company issued the following notes with an interest rate of 12.00% per annum.
[8]	On September 9, 2020, the Company issued $15,000 of secured convertible promissory notes to a US-based investment firm by entering into a joinder to the NPA, received net proceeds of $13,800, inclusive of an 8% original issue discount. The senior convertible promissory notes bore interest at 0%. The NPA notes mature on the earliest of (i) March 9, 2022, (ii) the Vendor Trust maturity date (See Note 11, Vendor Payables in Trust), as amended, (iii) the maturity of any First Out NPA Notes, which include the notes with Birch Lake and FF Ventures (“First Out Notes”), or (iv) the acceleration of the NPA notes payable pursuant to an event of default.
[9]	On October 9, 2020, the Company entered into a Second A&R NPA with Birch Lake borrowing $15,000 in secured convertible notes payable (“BL Notes”). The BL Notes accrued interest at 12.75% per annum through January 31, 2021 and at 15.75% per annum thereafter. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement with 50% of this premium convertible into equity and the lender is able to demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 8, Fair Value of Financial Instruments. The fair value of the note payable was $20,972 as of December 31, 2020.